Accounts and Notes Receivable - Schedule of Accounts and Notes Receivable (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable	$ 1,302,564	$ 1,370,258	$ 564,261
Less Reserve for uncollectable accounts	(82,000)	(82,000)	(57,000)
Accounts Receivable (Net)	$ 1,220,564	$ 1,288,258	$ 507,261